CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated other Comprehensive Losses [Member]	Statutory Reserve [Member]	Retained Earnings/(Accumulated Losses) [Member]	Total
Beginning Balance at Jun. 30, 2018	$ 1,984	$ 211,934,432	$ (14,109,434)	$ 4,687,085	$ 71,369,880	$ 273,883,947
Beginning Balance, shares at Jun. 30, 2018	19,837,642
Net loss	$ 0	0	0	0	(49,809,728)	(49,809,728)
Foreign currency translation adjustment	0	0	(9,623,857)	0	0	(9,623,857)
Ending Balance at Jun. 30, 2019	$ 1,984	211,934,432	(23,733,291)	4,687,085	21,560,152	214,450,362
Ending Balance, Shares at Jun. 30, 2019	19,837,642
Net loss	$ 0	0	0	0	(176,101,494)	(176,101,494)
Foreign currency translation adjustment	0	0	(2,305,407)	0	0	(2,305,407)
Ending Balance at Jun. 30, 2020	$ 1,984	211,934,432	(26,038,698)	4,687,085	(154,541,342)	36,043,461
Ending Balance, Shares at Jun. 30, 2020	19,837,642
Net loss	$ 0	0	0	0	(41,077,304)	(41,077,304)
Foreign currency translation adjustment	0	0	2,381,422	0	0	2,381,422
Ending Balance at Jun. 30, 2021	$ 1,984	211,934,432	(23,657,276)	4,687,085	(195,618,646)	(2,652,421)
Ending Balance, Shares at Jun. 30, 2021	19,837,642
Net loss	$ 0	0	0	0	(2,811,094)	(2,863,113)
Foreign currency translation adjustment	$ 0	$ 0	$ 183,248	$ 0	$ 0	187,029
Ending Balance at Jun. 30, 2022						$ (5,280,267)